Schedule of investments
Delaware Ivy VIP Core Equity
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 94.88%
Communication Services — 5.27%
Alphabet Class A †	197,306	$ 20,466,552
Take-Two Interactive Software †	92,401	11,023,439
		31,489,991
Consumer Discretionary — 8.16%
Amazon.com †	167,793	17,331,339
Aptiv †	133,251	14,949,430
AutoZone †	6,713	16,501,561
		48,782,330
Consumer Staples — 3.58%
Costco Wholesale	29,920	14,866,350
General Mills	7,131	609,415
Sysco	76,607	5,916,359
		21,392,124
Energy — 2.57%
ConocoPhillips	92,379	9,164,921
Schlumberger	126,722	6,222,050
		15,386,971
Financials — 14.52%
American Express	52,772	8,704,742
Aon Class A	34,793	10,969,885
Artisan Partners Asset Management Class A	181,887	5,816,746
Blackstone	71,304	6,263,343
Capital One Financial	33,792	3,249,439
Intercontinental Exchange	61,218	6,384,425
JPMorgan Chase & Co.	43,196	5,628,871
KKR & Co.	228,298	11,990,211
Morgan Stanley	166,816	14,646,445
Progressive	92,289	13,202,864
		86,856,971
Healthcare — 12.39%
Danaher	39,365	9,921,554
HCA Healthcare	69,728	18,385,879
UnitedHealth Group	62,818	29,687,159
Vertex Pharmaceuticals †	26,208	8,257,354
Zoetis	47,115	7,841,821
		74,093,767
Industrials — 9.38%
Airbus ADR	481,624	16,124,771
Deere & Co.	22,076	9,114,739
Equifax	55,279	11,212,792
Raytheon Technologies	77,543	7,593,786
United Rentals	30,356	12,013,691
		56,059,779
Information Technology — 31.64%
Apple	151,584	24,996,202
Applied Materials	106,286	13,055,109
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Fiserv †	78,947	$ 8,923,380
Intuit	25,258	11,260,774
Mastercard Class A	28,973	10,529,078
Microchip Technology	219,697	18,406,215
Microsoft	157,310	45,352,473
Salesforce †	43,272	8,644,880
Seagate Technology Holdings	116,697	7,716,006
TE Connectivity	143,536	18,824,746
VeriSign †	64,622	13,656,567
Zebra Technologies Class A †	24,750	7,870,500
		189,235,930
Materials — 4.36%
Linde	43,254	15,374,202
Sherwin-Williams	47,597	10,698,377
		26,072,579
Utilities — 3.01%
NextEra Energy	233,676	18,011,746
		18,011,746
Total Common Stocks (cost $477,860,380)		567,382,188

Short-Term Investments — 5.73%
Money Market Mutual Funds — 5.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	8,572,107	8,572,107
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	8,572,107	8,572,107
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	8,572,105	8,572,105
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	8,572,107	8,572,107
Total Short-Term Investments (cost $34,288,426)		34,288,426

Total Value of Securities—100.61% (cost $512,148,806)		601,670,614
Liabilities Net of Receivables and Other Assets—(0.61%)		(3,639,810)
Net Assets Applicable to 48,969,095 Shares Outstanding—100.00%		$598,030,804

NQ-IV095 [3/23] 5/23 (2913041)    1

Schedule of investments
Delaware Ivy VIP Core Equity   (Unaudited)
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ-IV095 [3/23] 5/23 (2913041)